Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.45

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Exception Level	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
2025080511	XXX	XXX	XXX	Credit	Underwriting Loan Approval is Deficient	XXX	1	Closed	Review DTI XXX% / Approved DTI XXX%, variance > XXX% is due the the subject rental income (See XXX ). If rental income is not to be utilized an updated 1008 will be required.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX+ months of mortgage history paid XXX since XXX per XXX.;	XXX XXX - "Please see attached XXX and XXX code maps. Areas on XXX maps have been highlighted/color coded to show XXX and XXX in relation to the subject and all comps which are in the same general location. These maps/highlights verify that subject and comps are within the same zip code." Included is a copy of the map from XXX and zip code to evidence comparables are located in the subjects zip code. Using rent from XXX using XXX% vacancy factor the DTI decreases to XXX%.

XXX- Attached map of the subject XXX code is insufficient to satisfy the finding.
--Finding remains. Missing addresses of comparables to verify distance from subject -or- map of subject zip showing locations of the comparables within the subject's zip code.

XXX - Recd XXX dated within XXX days from the application date and XXX days from the Note date with XXX% occupancy and projected revenue of $XXX. Guideline allows use of XXX% rental income from XXX.
--Finding remains. Minimum XXX comparables must be located within XXX miles of subject or have the same XXX code. Attached XXX does not include distance from subject.

XXX Recd from lender: XXX was used to calculate STR income.
												** Please provide XXX documents for review	XXX - "Please see attached XXX and zip code maps. Areas on both maps have been highlighted/color coded to show XXX and XXX in relation to the subject and all comps which are in the same general location. These maps/highlights verify that subject and comps are within the same zip code." Included is a copy of the map from XXX and zip code to evidence comparables are located in the subjects zip code. Using rent from XXX using XXX% vacancy factor the DTI decreases to XXX%.	XXX	C	A	C	A	C	A	C	A	C	A
2025080511	XXX	XXX	XXX	Property	Appraisal Discrepancy	XXX	1	Closed	Appraisal is missing form 1007 / XXX Rent Schedule for the subject to support rental income of XXX for the subject as per the 1008 (pg XXX). If subject is to be a Short Term Rental the following is required. XXX income on appraisal, Appraiser must cite third party source and formula used to calculate STR income if an XXX Rentalizer was not provided. Appraiser must clearly indicate if market rent is based on short term or long term rent to apply guideline accurately. Most recent XXX-month income statement from the seller’s third-party management company or online market place.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX+ months of mortgage history paid XXX since XXX per XXX.;	XXX XXX - "Please see attached XXX and XXX code maps. Areas on XXX maps have been highlighted/color coded to show XXX and XXX in relation to the subject and all comps which are in the same general location. These maps/highlights verify that subject and comps are within the same zip code." Included is a copy of the map from XXX and XXX code to evidence comparables are located in the subjects zip code. Using rent from XXX using XXX% vacancy factor the DTI decreases to XXX%.

XXX- Attached map of the subject zip code is insufficient to satisfy the finding.
--Finding remains. Missing addresses of comparables to verify distance from subject -or- map of subject zip showing locations of the comparables within the subject's zip code.

XXX - Recd XXX dated within XXX days from the application date and XXX days from the Note date with XXX% occupancy and projected revenue of $XXX. Guideline allows use of XXX% rental income from XXX.
--Finding remains. Minimum XXX comparables must be located within XXX miles of subject or have the same zip code. Attached XXX does not include distance from subject.

XXX Recd from lender: XXX was used to calculate STR income.
												** Please provide XXX documents for review	XXX - "Please see attached XXX and zip code maps. Areas on XXX maps have been highlighted/color coded to show XXX and XXX in relation to the subject and all comps which are in the same general location. These maps/highlights verify that subject and comps are within the same zip code." Included is a copy of the map from XXX and zip code to evidence comparables are located in the subjects zip code.	XXX	C	A	C	A	C	A	C	A	C	A
2025080512	XXX	XXX	XXX	Credit	Back-end Ratio exception (DTI)	XXX	1	Closed	Review DTI XXX% exceeds lender DTI XXX% by greater than XXX% due to calculation of asset depletion calculation for borrower XXX. Lender states XXX **XXX balance is at XXX% less closing costs and reserves, however figure used does not support. Balance $XXX,XXX less XXX balances, cash to close and reserves $XXX. XXX% is $XXX. Lender used $XXX as the net eligible balance per worksheet XXX.

										XXX	Verified credit history - FICO XXX, minimum required XXX; Established credit history - Borrower XXX credit history dates back to XXX with no reported default. Borrower XXX credit history dates back to XXX with no reported default.;	XXX XXX - Exception re-reviewed. XXX statement confirms $XXX was recd in XXX (pg XXX), which matches to the W/D from XXX XXX (pg XXX). Balance $XXX- Cash to Close $XXX= $XXX. Reviewer XXX counted cash to close. Updated DTI XXX% < XXX% Max.	XXX - Exception re-reviewed. XXX statement confirms $XXX was recd in XXX (pg XXX), which matches to the W/D from XXX (pg XXX). Balance $XXX - Cash to Close $XXX = $XXX. Reviewer XXX counted cash to close. Updated DTI XXX% < XXX% Max.	XXX	C	A	C	A	C	A	C	A	C	A
2025080517	XXX	XXX	XXX	Compliance	Missing valid Change of Circumstance(s)	XXX	1	Closed	Missing detailed XXX for the XXX issued XXX. XXX in file pg XXX does not reflect an explanation of change. Final compliance review pending.	XXX	Verified employment history - XXX has been self employed/owner of XXX for XXX years.; Low DTI - Low DTI of XXX%.;	XXX XXX - XXX for XXX issued XXX was not provided. XXX and corresponding Loan Estimate dated XXX was provided, however, evidence of receipt by borrower is missing. In lieu of XXX for XXX issued XXX, fees can be rebaselined in the event evidence of receipt of borrower XXX dated XXX is provided.	XXX XXX from XXX verifying borrower receipt of the XXX XXX on XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080517	XXX	XXX	XXX	Compliance	The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance.	XXX	1	Closed	Missing detailed XXX for the CD issued XXX. XXX in file pg XXX does not reflect an explanation of change. Loan discount increased from $XXX to $XXX. Final compliance review pending.
									A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.	XXX	Verified employment history - XXX has been self employed/owner of XXX for XXX years.; Low DTI - Low DTI of XXX%.;	XXX XXX - Valid XXX for CD issued XXX was not provided. XXX and corresponding Loan Estimate dated XXX was provided, however, evidence of receipt by borrower is missing. In lieu of valid XXX for CD issued XXX, fees can be based from XXX CD in the event evidence of receipt of borrower XXX dated XXX is provided.	XXX XXX from XXX verifying borrower receipt of theXXX XXX on XXX received. Finding cleared upon resubmission.	XXX	C	A	C	A	C	A	C	A	C	A
2025080517	XXX	XXX	XXX	Credit	XXX - Schedule A Exception	XXX	1	Closed	Missing copy of XXX removing XXX from XXX prior to closing. Divorce decree in file reflects XXX and XXX divorced in XXX. If deed was not filed prior to closing then a XXX ad final CD executed by XXX would be required.	XXX	Verified employment history - XXX has been self employed/owner of XXX for XXX years.; Low DTI - Low DTI of XXX%.;		XXX - XXX listing vesting as applicable to subject transaction provided. Finding cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025080517	XXX	XXX	XXX	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	XXX	1	Closed	XXX Finding Added - XXX and Loan Estimated dated XXX provided. However, confirmation of borrower receipt was not provided. Evidence of borrower receipt of Loan Estimate required to rebaseline closing costs.
A revised Loan Estimate was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in XXX, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(XXX)(ii))	XXX	Verified employment history - XXX has been self employed/owner of XXX for XXX years.; Low DTI - Low DTI of XXX%.;	XXX XXX XXX and XXX log received.
												** Finding remains XXX eSign Process Summary received reflects a package was created XXX but does not confirm the borrower receipt. Missing documentation to verify borrower receipt.	XXX XXX from XXX verifying borrower receipt of the XXX XXX on XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080515	XXX	XXX	XXX	Compliance	Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed	XXX	1	Closed	XXX data in the Calculating Cash To Close table of XXX CDs does not match last XXX in file dated XXX (pg. XXX). File may be missing an interim XXX.
The Down Payment disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure. The Did this Change indicator should reflect that the amount has not changed.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Conservative use of credit - Conservative use per credit history based on high credit limits and low outstanding balances. XXX years of rental history paid XXX per XXX.;	XXX XXX Confirmation received from lender that this was a clerical error no additional XXX was issued. Finding is cleared as the calculating cash to close table is out of scope per TRID XXX. (Noted that although not required the lender did provide a PC CD to the borrower correcting the calculating cash to close table with a XXX)

XXX Recd from lender: We are not seeing the changes that you are requesting. Please clarify
												** XXX it provided reflects Down payment/Funds from borrower of $XXX, Adjustments and Other credits of -$XXX. Final issued XXX in file dated XXX (pg XXX) reflects Down payment of $XXX and Adjustments and Credits of $-XXX. Need confirmation if this was the last issued XXX or if there was an interim disclosure issued.	XXX Confirmation received from lender that this was a clerical error no additional XXX was issued. Finding is cleared as the calculating cash to close table is out of scope per TRID XXX. (Noted that although not required the lender did provide a PC CD to the borrower correcting the calculating cash to close table with a XXX)	XXX	C	A	C	A	C	A	C	A	C	A
2025080516	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing XXX for added document prep fee of $XXX on final CD issued XXX (page XXX). -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Document Prep Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Document Prep Fee - XXX. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX months of verified mortgage history paid XXX since XXX;	XXX XXX Recd from lender: The Doc Prep fee was paid to a party the borrower selected- XXX, not an affiliate of the seller- unlimited tolerance, please revisit	XXX XXX Error, Corrected flags, and finding cleared upon re-submission.	XXX	C	A	C	A	C	A	C	A	C	A
2025080516	XXX	XXX	XXX	Credit	Missing Bank Statement(s)	XXX	2	Acknowledged	Subject qualified on asset utilization per exception approval on XXX months statements rather than guideline required XXX months (Exception approval page XXX-XXX). File only contains XXX months of statements on applicable asset account XXX, pages XXX;XXX. Missing XXX asset statement.

Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX months of verified mortgage history paid XXX since XXX;	XXX XXX Recd from lender: The funds used to open the XXX account in XXX came from the XXX account. We provided the statements for XXX for XXX & XXX (XXX statement shows transfer of funds to XXX). We provided the XXX statements for XXX and XXX.
												**Verified withdrawals from XXX $XXX pg XXX. XXX statement XXX. Finding to be downgraded to XXX for Investor acknowledged exception.	Client: XXX Investor acknowledged exception.	XXX	C	B	C	B	C	B	C	B	C	B
2025080519	XXX	XXX	XXX	Compliance	Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	XXX	1	Closed	Missing XXX for CD issued XXX on page XXX for increase in the tax service fee by $XXX and added discount fee of $XXX.
									The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Tax Service Fee Paid by Borrower, Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	XXX	Verified reserves - Reserves required XXX months or $XXX, reserves verified XXX months or $XXX; Low DTI - DTI XXX%, up to XXX% acceptable;		XXX - Recd XXX XXX and corresponding XXX, XXX XXX and corresponding XXX. Exception cleared	XXX	C	A	C	A	C	A	C	A	C	A
2025080524	XXX	XXX	XXX	Compliance	Missing evidence of the Seller Closing Disclosure	XXX	1	Closed	Missing final settlement statement or copy of seller CD. Estimated XXX Settlement statement (XXX) only reflects the buyer's side.	XXX	Established credit history - Open active credit dates back to XXX with no reported lates.; Verified reserves - Reserves required $XXX, reserves verified $XXX or XXX months subject XXX;		XXX - Recd XXX statement reflecting buyer and XXX. Also received XXX which resulted in new exception.	XXX	C	A	C	A	C	A	C	A	C	A
2025080524	XXX	XXX	XXX	Compliance	Closing Disclosure Total of Payments is Under Disclosed XXX(XXX)(XXX)	XXX	1	Closed	Added XXX upon receipt of XXX CD. Total of Payments increased $XXX from the CD signed at closing.
Disclosed Total of Payments of $XXX on CD issued at closing on XXX is $XXX less than the corrected Total of Payments of $XXX disclosed on PCCD issued on XXX. This exceeds the $XXX threshold for XXX. Requires XXX, PCCD, refund and evidence of delivery to borrower.	XXX	Established credit history - Open active credit dates back to XXX with no reported lates.; Verified reserves - Reserves required $XXX, reserves verified $XXX or XXX months subject XXX;	XXX XXX Recd from lender: This is a XXX loan (XXX). XXX reflects final XXX. This is an invalid suspense.

Finding escalated XXX.
												Removing the per-diem adjustment results in a variance of $XXX, which is within tolerance, exception can be cleared.	XXX Removing the XXX adjustment results in a variance of $XXX, which is within tolerance, exception cleared.	XXX	C	A	C	A	C	A	C	A	C	A
2025080525	XXX	XXX	XXX	Credit	XXX - Schedule B Exception	XXX	1	Closed	Missing copy of XXX or Executed XXX of Title to verify out standing liens or judgments reflected on Sch B XXX. have been cleared or satisfied. Per commitment XXX county, XXX Search dated XXX disclosed XXX pages of returns against XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX XXX - Recd notification of XXX commitment, Sch B Section 1, item XXX is hereby XXX for XXX.	XXX - Recd notification of amended XXX commitment, Sch B Section XXX, item XXX is hereby XXX for XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025080525	XXX	XXX	XXX	Compliance	Missing Initial Loan Estimate	XXX	1	Closed	Missing copy of initial XXX issued XXX. Only XXX XXX in file dated XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX XXX - Recd initial XXX.	XXX - Recd initial XXX.	XXX	C	A	C	A	C	A	C	A	C	A
2025080525	XXX	XXX	XXX	Compliance	List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (XXX Rule)	XXX	1	Closed	Missing service provider disclosure issued XXX. Only XXX XXX in file dated XXX.
									The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX XXX - Recd XXX from initial disclosure package.	XXX - Recd XXX from initial disclosure package.	XXX	C	A	C	A	C	A	C	A	C	A
2025080525	XXX	XXX	XXX	Credit	Income Documentation is Insufficient	XXX	1	Closed	Missing borrowers XXX bank statement for the XXX used in bank statement qualification.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX XXX - Recd XXX XXX bank statement.	XXX - Recd XXX XXX bank statement.	XXX	C	A	C	A	C	A	C	A	C	A
2025080518	XXX	XXX	XXX	Compliance	Missing Legal Description on Mortgage/DOT	XXX	1	Closed	Exhibit A does not reflect the legal description (pg XXX), or within the XXX (pg XXX).	XXX	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;	XXX XXX - Recd Exhibit A with legal description.	XXX- Recd Exhibit A with legal description.	XXX	C	A	C	A	C	A	C	A	C	A
2025080518	XXX	XXX	XXX	Credit	Missing Initial 1003 Application	XXX	1	Closed	Missing initial application, app date XXX. Only final 1003 provided in file.	XXX	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;		XXX Initial 1003 dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080518	XXX	XXX	XXX	Compliance	Homeownership Counseling Disclosure was not provided within XXX business days of application	XXX	1	Closed	Disclosure tracking reflects an application date of XXX with initial disclosure created XXX, outside of XXX business days.	XXX	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;		XXX XXX dated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080518	XXX	XXX	XXX	Compliance	Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX Rule)	XXX	1	Closed	Disclosure tracking reflects an application date of XXX with initial disclosure created XXX, outside of XXX business days.
									The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))	XXX	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;		XXX Initial XXX issued XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080518	XXX	XXX	XXX	Compliance	List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (XXX Rule)	XXX	1	Closed	Disclosure tracking reflects an application date of XXX with initial disclosure created XXX, outside of XXX business days.
									The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))	XXX	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;		XXX Initial 1003 and XXX dated XXX received. Finding cleared upon re-submission.	XXX	C	A	C	A	C	A	C	A	C	A
2025080518	XXX	XXX	XXX	Compliance	Missing Initial Loan Estimate	XXX	1	Closed		XXX	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;		XXX Initial XXX issued XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080528	XXX	XXX	XXX	Compliance	XXX (XXX) is not Executed	XXX	1	Closed	Missing Prepay Addendum to Note (pg XXX).	XXX	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX attached	XXX XXX Executed Prepay Addendum to Note received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080528	XXX	XXX	XXX	Credit	Missing Required Fraud Tool	XXX	1	Closed	Missing rescored fraud report. Fraud report in file fraud score is XXX (XXX), high risk fraud findings were not cleared (pg XXX).	XXX	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX Fraud Report, XXX and XXX Attached	XXX XXX Updated Fraud report with supporting XXX and XXX searches received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080528	XXX	XXX	XXX	Credit	Asset Documentation is Insufficient	XXX	1	Closed	Missing most recent XXX consecutive days bank statements, XXX . Loan file is missing asset statement covering XXX to XXX (pg XXX,XXX).	XXX	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX Statement Attached	XXX XXX Asset statement received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080528	XXX	XXX	XXX	Credit	Missing Sufficient Evidence of Insurance	XXX	1	Closed	XXX in file reflects a XXX of $XXX (pg XXX), but the premium paid at closing is $XXX (pg XXX). Discrepancy to be addressed.	XXX	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX XXX XXX Attached
XXX please see attached
XXX XXX Recd from lender: There are XXX insurance companies.
XXX – premium $XXX XXX fair plan -- $XXX -- Totals $XXX – which is on our XXX.

** Finding remains, missing HOI policy reflecting a total policy premium of $XXX. (The XXX Fair plan policy in file pg XXX matches the XXX premium of $XXX. The XXX XXX on file pg XXX reflects a total policy premium of $XXX.)	XXX XXX - Recd additional XXX.
XXX XXX Recd from lender: There are XXX .
XXX – premium $XXX XXX -- $XXX -- Totals $XXX – which is on our XXX

													** Finding remains, missing XXX reflecting a XXX premium of $XXX. (The XXX in file pg XXX matches the XXX of $XXX. The XXX on file pg XXX reflects a XXX premium of $XXX.)	XXX	C	A	C	A	C	A	C	A	C	A
2025080528	XXX	XXX	XXX	Property	Appraisal is Incomplete	XXX	1	Closed	Per appraisal subject is not in a XXX, XXX (pg XXX). Subject is located in XXX , as per flood certificate (pg XXX).	XXX	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX updated appraisal and XXX attached	XXX Corrected appraisal with updated XXX received.	XXX	C	A	C	A	C	A	C	A	C	A
2025080528	XXX	XXX	XXX	Credit	Fraud Alert on Credit Report not addressed	XXX	1	Closed	XXX fraud XXX alert on credit report was not addressed (pg XXX).	XXX	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX LOX attached	XXX XXX Email correspondence from borrower received regarding fraud alert.	XXX	C	A	C	A	C	A	C	A	C	A
2025080523	XXX	XXX	XXX	Credit	Insufficient Verified Reserves (Number of Months)	XXX	1	Closed	Total reserves required XXX mths (XXX), total verified XXX (XXX). It is noted that the lender approval only reflected that XXX mths were required.	XXX	Low LTV/CLTV/HCLTV - Low LTV of XXX% w/a max allowed of XXX%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for XXX years.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX Please revisit this condition. Per Movement guidelines, XXX months of reserves is acceptable for max loan amt XXX million. See XXX #XXX, lines XXX and XXX of the guidelines. Footnote #XXX is applicable to Primary/Asset Depletion/XXX. Thank you!	XXX XXX Cleared per XXX XXX XXX line XXX XXX mths reserves allowed for max loan amount of $XXX and max LTV of XXX%. Subject LTV XXX%.	XXX	C	A	C	A	C	A	C	A	C	A
2025080530	XXX	XXX	XXX	Credit	Guideline Exception(s)	XXX	1	Closed	Review DSCR of XXX does not meet the requirement of XXX-XXX for DSCR XXX XXX. Pre guideline If lease rent is higher than 1007 Market Rent, the 1007 value can be used grossed up to XXX% ( 1007 $XXX x XXX% = XXX). Lender used XXX% (XXX + XXX = XXX), page XXX. (XXX page XXX).	XXX	Verified housing payment history - XXX months of verified mortgage history paid XXX since XXX.; Verified reserves - XXX+ mths of verified reserves w/cash-out proceeds.;	XXX See attached	XXX XXX Updated Investor Solution Expanded Guidelines dated XXX received. Per updated guideline "Refinance Transactions: If current lease exceeds market rent, borrower may use that amount up to XXX% of market rent with most recent XXX months of evidence of rent receipts. If the current lease is less than the market rent with < XXX months remaining on the lease, market rent up to XXX% of lease may be used with borrower attestation of intention to increase to market rent at lease expiration" Using the XXX%/ $XXX per month review DSCR is XXX. Finding cleared.
													XXX XXX Response received from lender provided to XXX. Pending verification of possible updated guidelines. ** Review utilized XXX _XXX. Per guideline Rent Qualification Refinance Transactions: If current lease exceeds market rent, borrower may use that amount up to XXX% of market rent with most recent XXX months of evidence of rent receipts.	XXX	C	A	C	A	C	A	C	A	C	A
2025080530	XXX	XXX	XXX	Credit	LTV Exceeds Max Allowed	XXX	1	Closed	XXX% LTV Exception - Appraisal reflects the subject to be in a declining market which required a XXX% LTV reduction. Max allowed LTV/CLTV is XXX% with a XXX fico. Lender approved at XXX%.	XXX	Verified housing payment history - XXX months of verified mortgage history paid XXX since XXX.; Verified reserves - XXX+ mths of verified reserves w/cash-out proceeds.;	XXX See attached
XXX XXX XXX XXX Profile dated XXX received. Per DSCR XXX XXX XXX the Max LTV for XXX fico on a cash out transaction is XXX%. LTV Reductions/Restrictions – DSCR XXX XXX reflect a required XXX% LTV/CLTV Reduction for declining market. Max allowed LTV would be XXX%. Finding remains.	XXX XXX XXX Product Profile dated XXX received. Per XXX XXX the Max LTV for XXX fico on a cash out transaction is XXX%. LTV Reductions/Restrictions – DSCR XXX XXX reflect a required XXX% LTV/CLTV Reduction for declining market. Max allowed LTV would be XXX%. Finding remains.
													XXX XXX Response received from lender provided to XXX. Pending verification of possible updated guidelines. ** Review utilized XXX _XXX. Per guideline Declining Markets requires a XXX% LTV reduction from max borrower qualifies for. Per the XXX XXX max LTV for cash out is XXX% with a XXX Fico. XXX max allowed LTV is XXX% with XXX% reduction.	XXX	C	A	C	A	C	A	C	A	C	A
2025080521	XXX	XXX	XXX	Compliance	XXX Appraisal Requirements are Not Met	XXX	2	Acknowledged	Appraiser did not include an executed certification stating the appraisal was prepared in accordance with XXX of XXX and any implementing regulations.		Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified liquid assets and/or savings history - Borrower has in excess of $XXX in brokerage funds, $XXX of which was used for asset utilization in qualification and not included in verified reserves.;		Client: XXX Non-Material	XXX	C	B	C	B	C	B	C	B	C	B
2025080531	XXX	XXX	XXX	Property	XXX	XXX	2	Acknowledged	Missing investor acknowledgement. XXX due to XXX% XXX - Lender Exception page XXX; XXX. (It is also noted that the XXX is currently in litigation).		Verified reserves - XXX months of verified reserves.; Verified employment history - Borrower has been employed as managing director for XXX years.;	XXX XXX Exception XXX XXX warranty / acknowledgement	XXX XXX Investor Acknowledged Exception. XXX Duplicate copy of lender approved exception received. Missing XXX acknowledgment.	XXX	C	B	C	B	C	B	C	B	C	B
2025080535	XXX	XXX	XXX	Property	Missing Third Party Appraisal Review	XXX	1	Closed	No XXX product in file as required per guidelines. CU and LCA's have no scores, page XXX-XXX.	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX months of mortgage history paid XXX since XXX.;	XXX CDA	XXX XXX Received.	XXX	C	A	C	A	C	A	C	A	C	A